Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 99.1%
AB BSL CLO 2 Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1000%, 3.6120%,
4/15/34 (144A)
‡
$ 15,000,000 $ 14,540,715
AGL Core CLO 4 Ltd. 2020-4A A1R, ICE LIBOR USD 3 Month + 1.0700%,
3.7799%, 4/20/33 (144A)
‡
5,500,000 5,368,149
Allegro CLO VIII Ltd. 2018-2A A, ICE LIBOR USD 3 Month + 1.1000%, 3.6120%,
7/15/31 (144A)
‡
16,317,000 16,025,317
Allegro CLO XII Ltd. 2020-1A A1, ICE LIBOR USD 3 Month + 1.2500%, 3.9817%,
1/21/32 (144A)
‡
30,000,000 29,505,090
AMMC CLO XII Ltd. 2013-12A AR2, ICE LIBOR USD 3 Month + 0.9500%,
2.3519%, 11/10/30 (144A)
‡
20,000,000 19,656,420
Anchorage Capital CLO Ltd. 2014-4RA A, ICE LIBOR USD 3 Month + 1.0500%,
3.8429%, 1/28/31 (144A)
‡
15,830,000 15,618,796
Apex Credit CLO Ltd. 2021-1A AN, ICE LIBOR USD 3 Month + 1.2100%,
3.9503%, 7/18/34 (144A)
‡
1,476,000 1,419,782
Apidos CLO XX 2015-20A A1RA, ICE LIBOR USD 3 Month + 1.1000%, 3.8403%,
7/16/31 (144A)
‡
10,955,000 10,757,076
Apidos CLO XXIX 2018-29A A1B, ICE LIBOR USD 3 Month + 1.3000%,
4.0830%, 7/25/30 (144A)
‡
2,000,000 1,933,090
Atrium XIV LLC 14A A2A, ICE LIBOR USD 3 Month + 1.4500%, 4.1903%,
8/23/30 (144A)
‡
2,000,000 1,955,118
Ballyrock CLO Ltd. 2019-1A A1R, ICE LIBOR USD 3 Month + 1.0300%, 3.5420%,
7/15/32 (144A)
‡
9,000,000 8,758,584
Battalion CLO VIII Ltd. 2015-8A A1R2, ICE LIBOR USD 3 Month + 1.0700%,
3.8103%, 7/18/30 (144A)
‡
15,000,000 14,766,660
Benefit Street Partners CLO VIII Ltd. 2015-8A A1AR, ICE LIBOR USD 3 Month +
1.1000%, 3.8099%, 1/20/31 (144A)
‡
3,000,000 2,953,221
BlueMountain Fuji US CLO II Ltd. 2017-2A A1AR, ICE LIBOR USD 3 Month +
1.0000%, 3.7099%, 10/20/30 (144A)
‡
15,000,000 14,778,660
BlueMountain Fuji US CLO III Ltd. 2017-3A A2, ICE LIBOR USD 3 Month +
1.1500%, 3.6620%, 1/15/30 (144A)
‡
3,500,000 3,336,368
Canyon Capital CLO Ltd. 2014-1A A1BR, ICE LIBOR USD 3 Month + 1.1700%,
2.4560%, 1/30/31 (144A)
‡
3,010,000 2,871,462
Carlyle US CLO Ltd. 2016-4A BR, ICE LIBOR USD 3 Month + 2.1000%,
4.8099%, 10/20/27 (144A)
‡
1,000,000 947,504
Carlyle US CLO Ltd. 2017-5A A1B, ICE LIBOR USD 3 Month + 1.2500%,
3.9599%, 1/20/30 (144A)
‡
4,527,000 4,343,100
Carlyle US CLO Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1600%, 3.6720%,
10/15/35 (144A)
‡
22,000,000 21,407,694
CBAM Ltd. 2018-8A A1, ICE LIBOR USD 3 Month + 1.1200%, 3.8299%, 10/20/29
(144A)
‡
5,811,897 5,749,134
CBAM Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.0200%, 3.7603%, 4/17/31
(144A)
‡
5,900,000 5,785,587
CBAM Ltd. 2020-13A B1, ICE LIBOR USD 3 Month + 1.8000%, 4.5099%,
1/20/34 (144A)
‡
7,500,000 7,228,860
CBAM Ltd. 2019-11RA A1, ICE LIBOR USD 3 Month + 1.1800%, 3.8899%,
1/20/35 (144A)
‡
16,897,000 16,443,975
CBAM Ltd. 2019-11RA A2, ICE LIBOR USD 3 Month + 1.5000%, 4.2099%,
1/20/35 (144A)
‡
13,889,000 13,084,299
CIFC Funding Ltd. 2017-1A AR, ICE LIBOR USD 3 Month + 1.0100%, 3.7417%,
4/23/29 (144A)
‡
9,386,285 9,273,012
CIFC Funding Ltd. 2017-3A A1, ICE LIBOR USD 3 Month + 1.2200%, 3.9299%,
7/20/30 (144A)
‡
10,000,000 9,878,750
CIFC Funding Ltd. 2013-2A A3LR, ICE LIBOR USD 3 Month + 1.9500%,
4.6903%, 10/18/30 (144A)
‡
1,000,000 942,236

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2018-3A A, ICE LIBOR USD 3 Month + 1.1000%, 3.8403%,
7/18/31 (144A)
‡
$ 17,500,000 $ 17,181,185
CIFC Funding Ltd. 2016-1A BRR, ICE LIBOR USD 3 Month + 1.7000%, 4.4317%,
10/21/31 (144A)
‡
9,357,000 8,972,633
CIFC Funding Ltd. 2019-6A C, ICE LIBOR USD 3 Month + 2.7000%, 5.4403%,
1/16/33 (144A)
‡
1,500,000 1,459,807
CIFC Funding Ltd. 2014-4RA A1AR, ICE LIBOR USD 3 Month + 1.1700%,
3.9103%, 1/17/35 (144A)
‡
42,500,000 41,260,445
CIFC Funding Ltd. 2021-7A A1, ICE LIBOR USD 3 Month + 1.1300%, 3.9130%,
1/23/35 (144A)
‡
14,576,000 14,145,512
Deer Creek CLO Ltd. 2017-1A A, ICE LIBOR USD 3 Month + 1.1800%, 3.8899%,
10/20/30 (144A)
‡
3,000,000 2,956,710
Dryden 41 Senior Loan Fund 2015-41A AR, ICE LIBOR USD 3 Month + 0.9700%,
3.4820%, 4/15/31 (144A)
‡
50,875,000 49,979,549
Dryden 53 CLO Ltd. 2017-53A A, ICE LIBOR USD 3 Month + 1.1200%, 3.6320%,
1/15/31 (144A)
‡
20,402,000 20,090,196
Dryden 64 CLO Ltd. 2018-64A A, ICE LIBOR USD 3 Month + 0.9700%, 3.7103%,
4/18/31 (144A)
‡
17,250,000 16,901,878
Dryden 75 CLO Ltd. 2019-75A AR2, ICE LIBOR USD 3 Month + 1.0400%,
3.5520%, 4/15/34 (144A)
‡
27,500,000 26,561,700
Dryden 85 CLO Ltd. 2020-85A AR, ICE LIBOR USD 3 Month + 1.1500%,
3.6620%, 10/15/35 (144A)
‡
30,000,000 29,073,360
Eaton Vance CLO Ltd. 2020-1A AR, ICE LIBOR USD 3 Month + 1.1700%,
3.6820%, 10/15/34 (144A)
‡
25,000,000 24,346,775
Elmwood CLO X Ltd. 2021-3A B, ICE LIBOR USD 3 Month + 1.6000%, 4.3099%,
10/20/34 (144A)
‡
5,000,000 4,795,110
Galaxy XX CLO Ltd. 2015-20A AR, ICE LIBOR USD 3 Month + 1.0000%,
3.7099%, 4/20/31 (144A)
‡
4,000,000 3,926,340
Generate CLO 2 Ltd. 2A AR, ICE LIBOR USD 3 Month + 1.1500%, 3.9090%,
1/22/31 (144A)
‡
2,000,000 1,968,592
Greywolf CLO VII Ltd. 2018-2A A1, ICE LIBOR USD 3 Month + 1.1800%,
3.8899%, 10/20/31 (144A)
‡
2,000,000 1,965,750
Hayfin US XIV Ltd. 2021-14A A1, ICE LIBOR USD 3 Month + 1.2300%, 3.9399%,
7/20/34 (144A)
‡
16,800,000 16,370,222
Highbridge Loan Management Ltd. 7A-2015 A2R, ICE LIBOR USD 3 Month +
0.9000%, 2.3113%, 3/15/27 (144A)
‡
3,000,000 2,954,931
HPS Loan Management Ltd. 2021-16A A1, ICE LIBOR USD 3 Month + 1.1400%,
3.9230%, 1/23/35 (144A)
‡
31,198,000 30,191,584
Jay Park CLO Ltd. 2016-1A A2R, ICE LIBOR USD 3 Month + 1.4500%, 4.1599%,
10/20/27 (144A)
‡
22,000,000 21,411,544
JMP Credit Advisors CLO IV Ltd. 2017-1A AR, ICE LIBOR USD 3 Month +
1.2800%, 4.0203%, 7/17/29 (144A)
‡
18,666,713 18,482,472
KKR CLO 12 Ltd. 12 BR2, ICE LIBOR USD 3 Month + 1.7000%, 4.2120%,
10/15/30 (144A)
‡
5,000,000 4,816,585
KKR CLO 23 Ltd. 23 A1, ICE LIBOR USD 3 Month + 1.1500%, 3.8599%,
10/20/31 (144A)
‡
1,000,000 982,437
KKR CLO 24 Ltd. 24 A1R, ICE LIBOR USD 3 Month + 1.0800%, 3.7899%,
4/20/32 (144A)
‡
6,670,000 6,519,471
KKR CLO 25 Ltd. 25 CR, ICE LIBOR USD 3 Month + 2.3000%, 4.8120%,
7/15/34 (144A)
‡
1,300,000 1,214,272
KKR CLO Ltd. 22A A, ICE LIBOR USD 3 Month + 1.1500%, 3.8599%, 7/20/31
(144A)
‡
3,000,000 2,941,659
LCM XVIII LP 19A AR, ICE LIBOR USD 3 Month + 1.2400%, 3.7520%, 7/15/27
(144A)
‡
6,370,272 6,332,897

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
LCM XXIII Ltd. 23A A1R, ICE LIBOR USD 3 Month + 1.0700%, 3.7799%,
10/20/29 (144A)
‡
$ 24,339,997 $ 23,967,473
LCM XXIV Ltd. 24A AR, ICE LIBOR USD 3 Month + 0.9800%, 3.6899%,
3/20/30 (144A)
‡
18,300,000 17,960,755
Logan CLO II Ltd. 2021-2A A, ICE LIBOR USD 3 Month + 1.1500%, 3.8599%,
1/20/35 (144A)
‡
24,196,521 23,458,721
Madison Park Funding XVIII Ltd. 2015-18A ARR, ICE LIBOR USD 3 Month +
0.9400%, 3.6717%, 10/21/30 (144A)
‡
50,000,000 49,189,150
Madison Park Funding XX Ltd. 2016-20A A2R, ICE LIBOR USD 3 Month +
1.3000%, 4.0693%, 7/27/30 (144A)
‡
4,750,000 4,597,720
Madison Park Funding XXVI Ltd. 2017-26A AR, ICE LIBOR USD 3 Month +
1.2000%, 4.0059%, 7/29/30 (144A)
‡
3,000,000 2,970,963
Magnetite XIV-R Ltd. 2015-14RA A1, ICE LIBOR USD 3 Month + 1.1200%,
3.8603%, 10/18/31 (144A)
‡
10,250,000 10,065,346
Magnetite XV Ltd. 2015-15A CR, ICE LIBOR USD 3 Month + 1.8000%, 4.5830%,
7/25/31 (144A)
‡
2,700,000 2,533,378
Magnetite XVII Ltd. 2016-17A AR, ICE LIBOR USD 3 Month + 1.1000%, 3.8099%,
7/20/31 (144A)
‡
25,400,000 25,000,966
Magnetite Xxix Ltd. 2021-29A A, ICE LIBOR USD 3 Month + 0.9900%, 3.5020%,
1/15/34 (144A)
‡
18,306,000 17,875,242
Magnetite XXVI Ltd. 2020-26A A1R, ICE LIBOR USD 3 Month + 1.1200%,
3.9030%, 7/25/34 (144A)
‡
6,000,000 5,848,038
Marble Point CLO XI Ltd. 2017-2A A, ICE LIBOR USD 3 Month + 1.1800%,
3.9203%, 12/18/30 (144A)
‡
3,000,000 2,944,818
MP CLO III Ltd. 2013-1A AR, ICE LIBOR USD 3 Month + 1.2500%, 3.9599%,
10/20/30 (144A)
‡
2,250,000 2,211,169
Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A AR, ICE LIBOR USD 3
Month + 1.0800%, 3.8203%, 10/16/33 (144A)
‡
23,000,000 22,503,568
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A A, ICE LIBOR USD 3
Month + 1.0600%, 3.8003%, 4/16/33 (144A)
‡
4,500,000 4,404,843
Neuberger Berman Loan Advisers CLO 42 Ltd. 2021-42A A, ICE LIBOR USD 3
Month + 1.1000%, 3.8403%, 7/16/35 (144A)
‡
6,000,000 5,827,722
Neuberger Berman Loan Advisers CLO 43 Ltd. 2021-43A A, ICE LIBOR USD 3
Month + 1.1300%, 3.8703%, 7/17/35 (144A)
‡
15,060,000 14,663,741
Oaktree CLO Ltd. 2019-2A A1AR, ICE LIBOR USD 3 Month + 1.1200%, 3.6320%,
4/15/31 (144A)
‡
3,000,000 2,937,129
OCP CLO Ltd. 2014-5A A1R, ICE LIBOR USD 3 Month + 1.0800%, 3.8463%,
4/26/31 (144A)
‡
1,250,000 1,229,175
OCP CLO Ltd. 2015-10A BR2, ICE LIBOR USD 3 Month + 1.6500%, 4.4163%,
1/26/34 (144A)
‡
13,250,000 12,568,076
Octagon Investment Partners 34 Ltd. 2017-1A A2, ICE LIBOR USD 3 Month +
1.2500%, 3.9599%, 1/20/30 (144A)
‡
2,000,000 1,922,046
Octagon Investment Partners 48 Ltd. 2020-3A AR, ICE LIBOR USD 3 Month +
1.1500%, 3.8599%, 10/20/34 (144A)
‡
25,268,000 24,440,700
Octagon Investment Partners 48 Ltd. 2020-3A BR, ICE LIBOR USD 3 Month +
1.6000%, 4.3099%, 10/20/34 (144A)
‡
7,560,000 7,130,131
Octagon Investment Partners 50 Ltd. 2020-4A AR, ICE LIBOR USD 3 Month +
1.1500%, 3.6620%, 1/15/35 (144A)
‡
10,000,000 9,645,850
Octagon Investment Partners XIV Ltd. 2012-1A ABRR, ICE LIBOR USD 3 Month +
1.2500%, 3.7620%, 7/15/29 (144A)
‡
20,000,000 19,266,120
Octagon Investment Partners XV Ltd. 2013-1A A1RR, ICE LIBOR USD 3 Month +
0.9700%, 3.7076%, 7/19/30 (144A)
‡
24,000,000 23,674,632
Octagon Investment Partners XVII Ltd. 2013-1A A1R2, ICE LIBOR USD 3 Month +
1.0000%, 3.7830%, 1/25/31 (144A)
‡
5,900,000 5,800,845

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Loan Funding Ltd. 2014-1A ARR, ICE LIBOR USD 3 Month + 1.1800%,
2.6350%, 11/18/31 (144A)
‡
$ 6,000,000 $ 5,881,224
OHA Credit Funding 3 Ltd. 2019-3A AR, ICE LIBOR USD 3 Month + 1.1400%,
3.8499%, 7/2/35 (144A)
‡
60,000,000 58,446,720
OHA Credit Funding 5 Ltd. 2020-5A A2A, ICE LIBOR USD 3 Month + 1.4500%,
4.1903%, 4/18/33 (144A)
‡
1,350,000 1,316,710
OHA Credit Funding 8 Ltd. 2021-8A A, ICE LIBOR USD 3 Month + 1.1900%,
3.9303%, 1/18/34 (144A)
‡
13,000,000 12,710,971
OHA Credit Partners XIV Ltd. 2017-14A C, ICE LIBOR USD 3 Month + 1.8000%,
4.5317%, 1/21/30 (144A)
‡
1,000,000 952,498
Palmer Square CLO Ltd. 2018-2A A1A, ICE LIBOR USD 3 Month + 1.1000%,
3.8403%, 7/16/31 (144A)
‡
59,000,000 58,084,379
Palmer Square CLO Ltd. 2021-4A A, ICE LIBOR USD 3 Month + 1.1700%,
3.6820%, 10/15/34 (144A)
‡
25,000,000 24,297,525
Pikes Peak CLO 1 2018-1A A, ICE LIBOR USD 3 Month + 1.1800%, 3.9630%,
7/24/31 (144A)
‡
1,500,000 1,474,068
Rad CLO 10 Ltd. 2021-10A A, ICE LIBOR USD 3 Month + 1.1700%, 3.9530%,
4/23/34 (144A)
‡
5,000,000 4,874,150
Regatta Funding LP 2013-2A A1R3, ICE LIBOR USD 3 Month + 0.8500%,
3.3620%, 1/15/29 (144A)
‡
14,252,720 14,071,026
Regatta XI Funding Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0700%,
3.8103%, 7/17/31 (144A)
‡
15,000,000 14,647,245
Shackleton CLO Ltd. 2017-11A AR, ICE LIBOR USD 3 Month + 1.0900%,
2.5013%, 8/15/30 (144A)
‡
34,250,000 33,689,841
Shackleton CLO Ltd. 2019-14A A1R, ICE LIBOR USD 3 Month + 1.2000%,
3.9099%, 7/20/34 (144A)
‡
3,825,000 3,708,219
Signal Peak CLO 5 Ltd. 2018-5A A, ICE LIBOR USD 3 Month + 1.1100%,
3.8930%, 4/25/31 (144A)
‡
15,750,000 15,529,531
Signal Peak CLO 8 Ltd. 2020-8A C, ICE LIBOR USD 3 Month + 2.0000%,
4.7099%, 4/20/33 (144A)
‡
2,000,000 1,889,490
Sound Point CLO VI-R Ltd. 2014-2RA A, ICE LIBOR USD 3 Month + 1.2500%,
3.9599%, 10/20/31 (144A)
‡
4,000,000 3,896,584
Sound Point CLO XIX Ltd. 2018-1A A, ICE LIBOR USD 3 Month + 1.0000%,
3.5120%, 4/15/31 (144A)
‡
11,500,000 11,215,409
Sound Point CLO XVII 2017-3A A1R, ICE LIBOR USD 3 Month + 0.9800%,
3.6899%, 10/20/30 (144A)
‡
50,000,000 48,990,750
Sound Point CLO XXIII 2019-2A AR, ICE LIBOR USD 3 Month + 1.1700%,
3.6820%, 7/15/34 (144A)
‡
9,000,000 8,702,460
Sounds Point CLO IV-R Ltd. 2013-3RA A, ICE LIBOR USD 3 Month + 1.1500%,
3.8903%, 4/18/31 (144A)
‡
5,000,000 4,879,425
Symphony CLO XXII Ltd. 2020-22A A1A, ICE LIBOR USD 3 Month + 1.2900%,
4.0303%, 4/18/33 (144A)
‡
2,650,000 2,606,596
THL Credit Wind River CLO Ltd. 2014-2A AR, ICE LIBOR USD 3 Month +
1.1400%, 3.6520%, 1/15/31 (144A)
‡
13,548,600 13,311,676
THL Credit Wind River CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month +
1.1600%, 3.8699%, 7/20/34 (144A)
‡
20,010,000 19,431,091
TICP CLO XII Ltd. 2018-12A AR, ICE LIBOR USD 3 Month + 1.1700%, 3.6820%,
7/15/34 (144A)
‡
8,580,000 8,361,493
Tikehau US CLO I Ltd. 2021-1A A2, ICE LIBOR USD 3 Month + 1.4500%,
4.1903%, 1/18/35 (144A)
‡
8,000,000 7,617,488
Venture 32 CLO Ltd. 2018-32A A1, ICE LIBOR USD 3 Month + 1.1000%,
3.8403%, 7/18/31 (144A)
‡
3,766,000 3,663,429
Venture XVIII CLO Ltd. 2014-18A AR, ICE LIBOR USD 3 Month + 1.2200%,
3.7320%, 10/15/29 (144A)
‡
24,703,479 24,406,445

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2022

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Voya CLO Ltd. 2014-2A A1RR, ICE LIBOR USD 3 Month + 1.0200%, 3.7603%,
4/17/30 (144A)
‡
$ 24,094,595 $ 23,677,807
Voya CLO Ltd. 2019-1A AR, ICE LIBOR USD 3 Month + 1.0600%, 3.5720%,
4/15/31 (144A)
‡
1,000,000 980,131
Voya CLO Ltd. 2014-1A AAR2, ICE LIBOR USD 3 Month + 0.9900%, 3.4708%,
4/18/31 (144A)
‡
12,992,763 12,764,961
Voya CLO Ltd. 2018-1A A1, ICE LIBOR USD 3 Month + 0.9500%, 3.6876%,
4/19/31 (144A)
‡
5,566,000 5,462,272
Wind River CLO Ltd. 2021-2A C, ICE LIBOR USD 3 Month + 1.9500%, 4.6599%,
7/20/34 (144A)
‡
2,000,000 1,838,670
Total Collateralized Loan Obligations (cost $1,460,277,825) 1,435,150,876
Investment Companies - 9.2%
Money Market Funds - 9.2%
Federated Hermes Government Obligations Tax-Managed Fund, 1.4300%
∞
(cost
$133,083,629) 133,083,629 133,083,629
Total Investments (total cost $1,593,361,454 ) - 108.3% 1,568,234,505
Liabilities, net of Cash, Receivables and Other Assets - (8.3%) (119,967,223)
Net Assets - 100.0% $1,448,267,282
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 1,568,234,505 100.0%
– –

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2022

ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
∞ Rate shown is the 7-day yield as of July 31, 2022.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2022
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2022 is $1,435,150,876 which represents 99.1% of net assets.
The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2022 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,435,150,876 $ —
Investment Companies 133,083,629 — —
Total Assets $ 133,083,629 $ 1,435,150,876 $ —

Investment Valuation
Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security.
Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-
term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed unreliable, are valued at fair value determined in good faith under the Valuation
Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer- specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action;
(iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-
lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-35-70352 09-22